Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VS. PERFORMANCE DISCLOSURE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, we are providing the following disclosure of “compensation actually paid,” (“CAP”) as calculated in accordance with SEC rules, to our NEOs and certain Company performance measures for the fiscal years listed below. For information regarding the Company’s pay-for-performance philosophy and how the Company aligns executive pay with performance, refer to our CD&A beginning on page 36.
Pay versus Performance Disclosure Table
	CEO COMPENSATION		AVERAGE OTHER NEO COMPENSATION		VALUE OF INITIAL $100 INVESTMENT BASED ON:
YEAR	AS DISCLOSED IN SUMMARY COMPENSATION TABLE (1) ($) (a)	COMPENSATION ACTUALLY PAID (2) ($) (b)	AS DISCLOSED IN SUMMARY COMPENSATION TABLE (3) ($) (c)	COMPENSATION ACTUALLY PAID (4) ($) (d)	TOTAL SHAREHOLDER RETURN ($) (e)	PEER GROUP TOTAL SHAREHOLDER RETURN (5) (6) ($) (f)	NET INCOME ($000) ($) (g)	ADJUSTED EPS (7) ($) (h)
2023	9,372,564	14,812,253	2,301,899	2,918,345	179.97	161.63	274,892	7.71
2022	9,135,687	12,370,328	2,115,869	2,489,268	143.50	139.00	235,500	6.77
2021	7,910,637	13,643,454	1,976,730	2,692,363	138.64	167.24	234,966	6.76
2020	7,678,086	7,456,532	1,853,192	1,886,728	100.96	126.01	210,682	5.99
(1)
The dollar amounts reported in Column (a) are the amounts reported for our CEO in the “Total” compensation column of the Summary Compensation Table (“SCT”) (i) in this Proxy Statement beginning on page 69 for the years ended December 31, 2023, December 31, 2022 and December 31, 2021 and (ii) in the proxy statement for the 2023 Annual Meeting for the year ended December 31, 2020.

(2)
The dollar amounts reported in Column (b) represent the amount of CAP for Mr. Gunby, computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Gunby during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Gunby’s total compensation for each year to determine the compensation actually paid:

ADJUSTMENTS TO DETERMINE COMPENSATION ACTUALLY PAID	2023	2022	2021	2020
	Amounts Reported under the “Total” Compensation Column in the SCT in (i) this Proxy Statement Beginning on Page 69 for the Years Ended December 31, 2023, December 31, 2022 and December 31, 2021 and (ii) the Proxy Statement for the 2023 Annual Meeting for the Year Ended December 31, 2020.	9,372,564	9,135,687	7,910,637	7,678,086
-	Amounts Reported under the “Stock Awards” Column in the SCT in (i) this Proxy Statement Beginning on Page 69 for the Years Ended December 31, 2023, December 31, 2022 and December 31, 2021 and (ii) the Proxy Statement for the 2023 Annual Meeting for the Year Ended December 31, 2020.	(6,499,708)	(6,620,594)	(5,033,629)	(5,062,345)
+	Fair Value of Awards Granted during Year That Remain Unvested as of Year End	7,129,515	7,663,022	5,905,812	4,047,715
+/-	Change in Fair Value from Prior Year End to Current Year End of Awards Granted Prior to Year That Were Outstanding and Unvested as of Year End	4,275,769	2,882,415	4,690,574	(327,967)
+/-	Change in Fair Value from Prior Year End to Vesting Date of Awards Granted Prior to Year That Vested during Year	534,113	(690,202)	170,060	1,121,043
	Compensation Actually Paid to CEO	14,812,253	12,370,328	13,643,454	7,456,532
(3)
The dollar amounts reported in Column (c) represent the average of the amounts reported for the other NEOs in the “Total” compensation column of the SCT (i) in this Proxy Statement beginning on page 69 for the years ended December 31, 2023, December 31, 2022 and December 31, 2021 and (ii) in the proxy statement for the 2023 Annual Meeting for the year ended December 31, 2020. The names of the NEOs included for purposes of calculating the average amounts in each year are Ajay Sabherwal, Paul Linton, Curtis P. Lu and Holly Paul.

(4)
The dollar amounts reported in Column (d) represent the average amount of CAP for the other NEOs as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the other NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the other NEOs for each year to determine the compensation actually paid, using the same methodology described above in footnote (2):

ADJUSTMENTS TO DETERMINE COMPENSATION ACTUALLY PAID	2023	2022	2021	2020
	Amounts Reported under the “Total” Compensation” Column in the SCT in (i) this Proxy Statement Beginning on Page 69 for the Years Ended December 31, 2023, December 31, 2022 and December 31, 2021 and (ii) the Proxy Statement for the 2023 Annual Meeting for the Year Ended December 31, 2020.	2,301,899	2,115,869	1,976,730	1,853,192
-	Amounts Reported under the “Stock Awards” Column in the SCT in (i) this Proxy Statement beginning on page 69 for the years ended December 31, 2023, December 31, 2022 and December 31, 2021 and (ii) the proxy statement for the 2023 Annual Meeting for the year ended December 31, 2020.	(699,873)	(699,909)	(599,931)	(599,962)
+	Fair Value of Awards Granted during Year That Remain Unvested as of Year End	768,297	810,334	711,265	485,673
+/-	Change in Fair Value from Prior Year End to Current Year End of Awards Granted Prior to Year That were Outstanding and Unvested as of Year End	483,809	347,295	588,801	(29,797)
+/-	Change in Fair Value from Prior Year End to Vesting Date of Awards Granted Prior to Year That Vested during Year	64,214	(84,321)	15,498	177,622
	Compensation Actually Paid to Other NEOs	2,918,345	2,489,268	2,692,363	1,886,728
(5)	The peer groups used to calculate the peer group TSR disclosed in Column (f) are the 2021 Peer Group discussed in the CD&A for 2022 and 2023 and the prior peer group for 2020 and 2021.
(6)
Executive compensation decisions for 2020 and 2021 were informed by reference to a different peer group. Three companies: Eaton Vance Corp., Legg Mason, Inc. and Navigant Consulting, Inc. included in the previous peer group were acquired and no longer qualified for inclusion in the 2021 Peer Group. Pearl Meyer recommended and the Compensation Committee approved the following additional changes for 2021 Peer Group purposes:

Removed Greenhill & Co. Oppenheimer Holdings, Inc. Piper Sandler Companies	Added Booz Allen Hamilton Holding Corporation Exponent, Inc. ICF International Jefferies Financial Group, Inc. LPL Financial Holdings, Inc.
(7)
The TSR of the prior peer group, based on the same $100 initial investment as in Columns (e) and (f) was $126.01 for 2020 and $167.24 for 2021. We have determined that Adjusted EPS is the financial performance measure that, in our assessment, represents the most important performance measure not otherwise required to be disclosed in the table that is used to link CAP for our NEOs for the most recently completed fiscal year to Company performance.

Most Important Company Performance Measures
Adjusted EPS (8)
Adjusted EBITDA (8)
Total Shareholder Return
(8)
See Appendix A for the definitions of Adjusted EPS and Adjusted EBITDA and other non-GAAP financial measures used for financial reporting purposes referred to in this CD&A and the reconciliations of non-GAAP financial measures to the most directly comparable GAAP financial measures, as well as the reasons management believes these non-GAAP financial measures provide useful information to investors. For purposes of determining 2023 AIP, the Compensation Committee further adjusted the Adjusted EBITDA financial performance metric defined in Appendix A to exclude the positive impact attributable to the change of the presentation of interest income on forgivable loans on the Company’s Consolidated Statement of Comprehensive Income for the quarter and annual period ended December 31, 2023. The Compensation Committee did not further adjust the Adjusted EPS financial performance metric defined in Appendix A to determine 2023 AIP. See the section of this CD&A titled “— 2023 Pay Outcomes — 2023 Annual Incentive Pay — Financial Metrics” beginning on page 51 and Appendix B for the definitions of the non-GAAP financial measures, including the description of the further adjustment to Adjusted EBITDA, for determining 2023 AIP of our NEOs and the reconciliations of such non-GAAP financial measures to the most directly comparable GAAP financial measures.

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote
(2)
The dollar amounts reported in Column (b) represent the amount of CAP for Mr. Gunby, computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Gunby during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Gunby’s total compensation for each year to determine the compensation actually paid:

(3)
The dollar amounts reported in Column (c) represent the average of the amounts reported for the other NEOs in the “Total” compensation column of the SCT (i) in this Proxy Statement beginning on page 69 for the years ended December 31, 2023, December 31, 2022 and December 31, 2021 and (ii) in the proxy statement for the 2023 Annual Meeting for the year ended December 31, 2020. The names of the NEOs included for purposes of calculating the average amounts in each year are Ajay Sabherwal, Paul Linton, Curtis P. Lu and Holly Paul.

Peer Group Issuers, Footnote
(5)	The peer groups used to calculate the peer group TSR disclosed in Column (f) are the 2021 Peer Group discussed in the CD&A for 2022 and 2023 and the prior peer group for 2020 and 2021.
(6)
Executive compensation decisions for 2020 and 2021 were informed by reference to a different peer group. Three companies: Eaton Vance Corp., Legg Mason, Inc. and Navigant Consulting, Inc. included in the previous peer group were acquired and no longer qualified for inclusion in the 2021 Peer Group. Pearl Meyer recommended and the Compensation Committee approved the following additional changes for 2021 Peer Group purposes:

Removed Greenhill & Co. Oppenheimer Holdings, Inc. Piper Sandler Companies	Added Booz Allen Hamilton Holding Corporation Exponent, Inc. ICF International Jefferies Financial Group, Inc. LPL Financial Holdings, Inc.

Changed Peer Group, Footnote
(5)	The peer groups used to calculate the peer group TSR disclosed in Column (f) are the 2021 Peer Group discussed in the CD&A for 2022 and 2023 and the prior peer group for 2020 and 2021.
(6)
Executive compensation decisions for 2020 and 2021 were informed by reference to a different peer group. Three companies: Eaton Vance Corp., Legg Mason, Inc. and Navigant Consulting, Inc. included in the previous peer group were acquired and no longer qualified for inclusion in the 2021 Peer Group. Pearl Meyer recommended and the Compensation Committee approved the following additional changes for 2021 Peer Group purposes:

Removed Greenhill & Co. Oppenheimer Holdings, Inc. Piper Sandler Companies	Added Booz Allen Hamilton Holding Corporation Exponent, Inc. ICF International Jefferies Financial Group, Inc. LPL Financial Holdings, Inc.

PEO Total Compensation Amount	$ 9,372,564	$ 9,135,687	$ 7,910,637	$ 7,678,086
PEO Actually Paid Compensation Amount	$ 14,812,253	12,370,328	13,643,454	7,456,532
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in Column (b) represent the amount of CAP for Mr. Gunby, computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Gunby during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Gunby’s total compensation for each year to determine the compensation actually paid:

ADJUSTMENTS TO DETERMINE COMPENSATION ACTUALLY PAID	2023	2022	2021	2020
	Amounts Reported under the “Total” Compensation Column in the SCT in (i) this Proxy Statement Beginning on Page 69 for the Years Ended December 31, 2023, December 31, 2022 and December 31, 2021 and (ii) the Proxy Statement for the 2023 Annual Meeting for the Year Ended December 31, 2020.	9,372,564	9,135,687	7,910,637	7,678,086
-	Amounts Reported under the “Stock Awards” Column in the SCT in (i) this Proxy Statement Beginning on Page 69 for the Years Ended December 31, 2023, December 31, 2022 and December 31, 2021 and (ii) the Proxy Statement for the 2023 Annual Meeting for the Year Ended December 31, 2020.	(6,499,708)	(6,620,594)	(5,033,629)	(5,062,345)
+	Fair Value of Awards Granted during Year That Remain Unvested as of Year End	7,129,515	7,663,022	5,905,812	4,047,715
+/-	Change in Fair Value from Prior Year End to Current Year End of Awards Granted Prior to Year That Were Outstanding and Unvested as of Year End	4,275,769	2,882,415	4,690,574	(327,967)
+/-	Change in Fair Value from Prior Year End to Vesting Date of Awards Granted Prior to Year That Vested during Year	534,113	(690,202)	170,060	1,121,043
	Compensation Actually Paid to CEO	14,812,253	12,370,328	13,643,454	7,456,532

Non-PEO NEO Average Total Compensation Amount	$ 2,301,899	2,115,869	1,976,730	1,853,192
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,918,345	2,489,268	2,692,363	1,886,728
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported in Column (d) represent the average amount of CAP for the other NEOs as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the other NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the other NEOs for each year to determine the compensation actually paid, using the same methodology described above in footnote (2):

ADJUSTMENTS TO DETERMINE COMPENSATION ACTUALLY PAID	2023	2022	2021	2020
	Amounts Reported under the “Total” Compensation” Column in the SCT in (i) this Proxy Statement Beginning on Page 69 for the Years Ended December 31, 2023, December 31, 2022 and December 31, 2021 and (ii) the Proxy Statement for the 2023 Annual Meeting for the Year Ended December 31, 2020.	2,301,899	2,115,869	1,976,730	1,853,192
-	Amounts Reported under the “Stock Awards” Column in the SCT in (i) this Proxy Statement beginning on page 69 for the years ended December 31, 2023, December 31, 2022 and December 31, 2021 and (ii) the proxy statement for the 2023 Annual Meeting for the year ended December 31, 2020.	(699,873)	(699,909)	(599,931)	(599,962)
+	Fair Value of Awards Granted during Year That Remain Unvested as of Year End	768,297	810,334	711,265	485,673
+/-	Change in Fair Value from Prior Year End to Current Year End of Awards Granted Prior to Year That were Outstanding and Unvested as of Year End	483,809	347,295	588,801	(29,797)
+/-	Change in Fair Value from Prior Year End to Vesting Date of Awards Granted Prior to Year That Vested during Year	64,214	(84,321)	15,498	177,622
	Compensation Actually Paid to Other NEOs	2,918,345	2,489,268	2,692,363	1,886,728

Compensation Actually Paid vs. Total Shareholder Return
The following chart provides a graphical representation of the CAP to our CEO and other NEOs compared with both the Company’s four-year cumulative TSR, as well as the four-year cumulative TSR of our 2021 Peer Group for 2021 and 2023 and the prior period peer group for 2020 and 2021.

Compensation Actually Paid vs. Net Income	The following chart provides a graphical representation of the CAP to our CEO and other NEOs compared with net income.
Compensation Actually Paid vs. Company Selected Measure
The following chart provides a graphical representation of the CAP to our CEO and the other NEOs compared with Adjusted EPS.

(1)
See Appendix A for the definitions of Adjusted EPS used for financial reporting purposes referred to in this CD&A and the reconciliations of non-GAAP financial measures to the most directly comparable GAAP financial measures, as well as the reasons management believes these non-GAAP financial measures provide useful information to investors. For purposes of determining 2023 AIP, the Compensation Committee further adjusted the Adjusted EBITDA financial performance metric defined in Appendix A to exclude the positive impact attributable to the change of the presentation of interest income on forgivable loans on the Company’s Consolidated Statement of Comprehensive Income for the quarter and annual period ended December 31, 2023. The Compensation Committee did not further adjust the Adjusted EPS financial performance metric defined in Appendix A to determine 2023 AIP. See the section of this CD&A titled “— 2023 Pay Outcomes — 2023 Annual Incentive Pay — Financial Metrics” beginning on page 51 and Appendix B for the definitions of the non-GAAP financial measures, including the description of the further adjustment to Adjusted EBITDA, for determining 2023 AIP of our NEOs and the reconciliations of such non-GAAP financial measures to the most directly comparable GAAP financial measures.

Total Shareholder Return Vs Peer Group
The following chart provides a graphical representation of the CAP to our CEO and other NEOs compared with both the Company’s four-year cumulative TSR, as well as the four-year cumulative TSR of our 2021 Peer Group for 2021 and 2023 and the prior period peer group for 2020 and 2021.

Tabular List, Table
(7)
The TSR of the prior peer group, based on the same $100 initial investment as in Columns (e) and (f) was $126.01 for 2020 and $167.24 for 2021. We have determined that Adjusted EPS is the financial performance measure that, in our assessment, represents the most important performance measure not otherwise required to be disclosed in the table that is used to link CAP for our NEOs for the most recently completed fiscal year to Company performance.

Most Important Company Performance Measures
Adjusted EPS (8)
Adjusted EBITDA (8)
Total Shareholder Return
(8)
See Appendix A for the definitions of Adjusted EPS and Adjusted EBITDA and other non-GAAP financial measures used for financial reporting purposes referred to in this CD&A and the reconciliations of non-GAAP financial measures to the most directly comparable GAAP financial measures, as well as the reasons management believes these non-GAAP financial measures provide useful information to investors. For purposes of determining 2023 AIP, the Compensation Committee further adjusted the Adjusted EBITDA financial performance metric defined in Appendix A to exclude the positive impact attributable to the change of the presentation of interest income on forgivable loans on the Company’s Consolidated Statement of Comprehensive Income for the quarter and annual period ended December 31, 2023. The Compensation Committee did not further adjust the Adjusted EPS financial performance metric defined in Appendix A to determine 2023 AIP. See the section of this CD&A titled “— 2023 Pay Outcomes — 2023 Annual Incentive Pay — Financial Metrics” beginning on page 51 and Appendix B for the definitions of the non-GAAP financial measures, including the description of the further adjustment to Adjusted EBITDA, for determining 2023 AIP of our NEOs and the reconciliations of such non-GAAP financial measures to the most directly comparable GAAP financial measures.

Total Shareholder Return Amount	$ 179.97	143.5	138.64	100.96
Peer Group Total Shareholder Return Amount	161.63	139	167.24	126.01
Net Income (Loss)	$ 274,892,000	$ 235,500,000	$ 234,966,000	$ 210,682,000
Company Selected Measure Amount | $ / shares	7.71	6.77	6.76	5.99
PEO Name	Mr. Gunby	Mr. Gunby	Mr. Gunby	Mr. Gunby
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EPS
Non-GAAP Measure Description
(8)
See Appendix A for the definitions of Adjusted EPS and Adjusted EBITDA and other non-GAAP financial measures used for financial reporting purposes referred to in this CD&A and the reconciliations of non-GAAP financial measures to the most directly comparable GAAP financial measures, as well as the reasons management believes these non-GAAP financial measures provide useful information to investors. For purposes of determining 2023 AIP, the Compensation Committee further adjusted the Adjusted EBITDA financial performance metric defined in Appendix A to exclude the positive impact attributable to the change of the presentation of interest income on forgivable loans on the Company’s Consolidated Statement of Comprehensive Income for the quarter and annual period ended December 31, 2023. The Compensation Committee did not further adjust the Adjusted EPS financial performance metric defined in Appendix A to determine 2023 AIP. See the section of this CD&A titled “— 2023 Pay Outcomes — 2023 Annual Incentive Pay — Financial Metrics” beginning on page 51 and Appendix B for the definitions of the non-GAAP financial measures, including the description of the further adjustment to Adjusted EBITDA, for determining 2023 AIP of our NEOs and the reconciliations of such non-GAAP financial measures to the most directly comparable GAAP financial measures.

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(8)
See Appendix A for the definitions of Adjusted EPS and Adjusted EBITDA and other non-GAAP financial measures used for financial reporting purposes referred to in this CD&A and the reconciliations of non-GAAP financial measures to the most directly comparable GAAP financial measures, as well as the reasons management believes these non-GAAP financial measures provide useful information to investors. For purposes of determining 2023 AIP, the Compensation Committee further adjusted the Adjusted EBITDA financial performance metric defined in Appendix A to exclude the positive impact attributable to the change of the presentation of interest income on forgivable loans on the Company’s Consolidated Statement of Comprehensive Income for the quarter and annual period ended December 31, 2023. The Compensation Committee did not further adjust the Adjusted EPS financial performance metric defined in Appendix A to determine 2023 AIP. See the section of this CD&A titled “— 2023 Pay Outcomes — 2023 Annual Incentive Pay — Financial Metrics” beginning on page 51 and Appendix B for the definitions of the non-GAAP financial measures, including the description of the further adjustment to Adjusted EBITDA, for determining 2023 AIP of our NEOs and the reconciliations of such non-GAAP financial measures to the most directly comparable GAAP financial measures.

Measure:: 3
Pay vs Performance Disclosure
Name	Total Shareholder Return
PEO | Amounts Reported Under the "Stock Awards" Column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,499,708)	$ (6,620,594)	$ (5,033,629)	$ (5,062,345)
PEO | Fair Value of Awards Granted During Year that Remain Unvested as of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,129,515	7,663,022	5,905,812	4,047,715
PEO | Change in Fair Value from Prior Year End to Current Year End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,275,769	2,882,415	4,690,574	(327,967)
PEO | Change in Fair Value from Prior Year End to Vesting Date of Awards Granted Prior to Year that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	534,113	(690,202)	170,060	1,121,043
Non-PEO NEO | Amounts Reported Under the "Stock Awards" Column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(699,873)	(699,909)	(599,931)	(599,962)
Non-PEO NEO | Fair Value of Awards Granted During Year that Remain Unvested as of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	768,297	810,334	711,265	485,673
Non-PEO NEO | Change in Fair Value from Prior Year End to Current Year End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	483,809	347,295	588,801	(29,797)
Non-PEO NEO | Change in Fair Value from Prior Year End to Vesting Date of Awards Granted Prior to Year that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 64,214	$ (84,321)	$ 15,498	$ 177,622